Dividends	12 Months Ended
Jun. 30, 2024
Text block 1 [Abstract]
Dividends
19 Dividends

	Year ended 30 June 2024		Year ended 30 June 2023		Year ended 30 June 2022
	Per share	Total	Per share	Total	Per share	Total
	US cents	US$M	US cents	US$M	US cents	US$M
Dividends paid during the period
Prior year final dividend	80	4,065	175	8,858	200	10,119
Interim dividend	72	3,647	90	4,562	150	7,601

	152	7,712	265	13,420	350	17,720

Dividends paid during the period differs from the amount of dividends paid in the Consolidated Cash Flow Statement as a result of foreign exchange gains and losses relating to the timing of equity distributions between the record date and the payment date. Additional derivative settlements of US$44 million were made as part of the funding of the dividend paid during the period and is disclosed in Proceeds/(settlements) of cash management related instruments in the Consolidated Cash Flow Statement.
Each American Depositary Share (ADS) represents two ordinary shares of BHP Group Limited. Dividends determined on each ADS represent twice the dividend determined on each BHP Group Limited ordinary share.
Dividends are determined after
period-end
and announced with the results for the period. Interim dividends are determined in February and paid in March. Final dividends are determined in August and paid in September or October. Dividends determined are not recorded as a liability at the end of the period to which they relate. Subsequent to
year-end,
on 27 August 2024, BHP Group Limited determined a final dividend of 74 US cents per share (US$3,752 million), which will be paid on

3 October
 2024 (30 June 2023: final dividend of 80 US cents per share – US$4,052 million; 30 June 2022: final dividend of 175 US cents per share – US$8,857 million).
BHP Group Limited dividends for all periods presented are, or will be, fully franked based on a tax rate of
30
 per cent.

	2024	2023	2022
	US$M	US$M	US$M
Franking credits as at 30 June	9,165	7,953	7,007
Franking credits arising on the future payment/(refund) of taxes relating to the period	83	(261)	2,043

Total franking credits available 1	9,248	7,692	9,050

1	The payment of the final 2024 dividend determined after 30 June 2024 will reduce the franking account balance by US$1,608 million.